Subsidiaries with material non-controlling interest (Details Textual) S/ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 621,000	$ 5,459,000		$ 0
Increasedecrease in proportion of ownership interest in subsidiaries that result in dilution of non controlling interests	0.09%	7.26%	7.26%
Purchase Of Shares Value	$ 621,000
Increasedecrease of ownership interest in subsidiaries that result in dilution of non controlling interests		$ 5,400,000
Investment one [Member] | Peruvian Soles [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control | S/			S/ 63.9
Investment one [Member] | US dollars [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		18,600,000
Investment two [Member] | US dollars [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		$ 45,200,000